Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Taxes

The components of the (provision) benefit for income taxes consist of the following:

	Years Ended December 31,
	2023	2022
Current tax (provision) benefit:
Federal	$-	$-
State and local	(88)	(77)
Total current tax (provision) benefit	(88)	(77)
Deferred tax (provision) benefit:
Federal	(57)	985
State and local	(77)	155
Total deferred tax (provision) benefit	(134)	1,140
Total income tax (provision) benefit	$(222)	$1,063

Schedule of Components of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities were as follows:

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$52,353	$51,023
Interest limitation carryforward	10,028	5,444
Tax credit carryforwards	264	264
Allowance for doubtful accounts	388	757
Accrued expenses and other	891	1,340
Lease termination	1,017	1,869
Liquidated damages	794	1,717
Unearned revenue	5,148	3,744
Stock-based compensation	7,229	6,931
Operating lease liability	58	118
Depreciation and amortization	4,146	3,706
Deferred tax assets	82,316	76,913
Valuation allowance	(76,367)	(65,406)
Total deferred tax assets	5,949	11,507
Deferred tax liabilities:
Acquisition-related intangibles	(6,548)	(11,972)
Total deferred tax liabilities	(6,548)	(11,972)
Net deferred tax liabilities	$(599)	$(465)

Schedule of Tax Benefit and Effective Income Tax

The provision (benefit) for income taxes on the statements of operations differs from the amount computed by applying the statutory federal income tax rate to loss before the benefit for income taxes, as follows:

	Years Ended December 31,
	2023		2022
	Amount	Percent	Amount	Percent
Federal benefit expected at statutory rate	$(11,626)	21.0%	$(14,375)	21.0%
State and local taxes, net of federal benefit	(2,526)	4.6%	(3,429)	5.0%
Stock-based compensation	3,472	-6.3%	3,894	-5.7%
Unearned revenue	(562)	1.0%	(696)	1.0%
Interest expense	62	-0.1%	56	-0.1%
Gain upon debt extinguishment	-	0.0%	(760)	0.0%
Other differences, net	678	-1.2%	(997)	1.6%
Valuation allowance	10,961	-19.8%	14,959	-21.9%
Other permanent differences	(237)	0.4%	285	-0.4%
Income tax provision (benefit) and effective income tax rate	$222	-0.4%	(1,063)	1.6%